Income Tax Expense - Reconciliations of Effective Income Tax Rates (Detail) - JPY (¥) ¥ in Millions				12 Months Ended
		Apr. 01, 2026	Apr. 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax					¥ 654,246	¥ 1,207,789	¥ 1,261,876
Income tax expense					¥ 137,802	¥ 312,039	¥ 326,027
Effective income tax rate		31.52%	30.62%	21.10%		25.80%	25.80%
Effective statutory tax rate in Japan	[1]			30.60%		30.60%	30.60%
Tax impact of share of post-tax profit in associates and joint ventures				(6.70%)		(4.10%)	(2.10%)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net				6.20%		2.30%	0.80%
Non-Japanese earnings				(5.70%)		(1.60%)	(1.30%)
Nontaxable dividends received				(2.70%)		(1.10%)	(0.80%)
Changes in Japanese corporation tax rates					(2.50%)
Tax impact of impairment losses of goodwill					0.40%		0.90%
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense				0.20%		(0.20%)	(0.40%)
Others—net				1.30%		(0.10%)	(1.90%)
Effective income tax rate		31.52%	30.62%	21.10%		25.80%	25.80%

[1]	The effective statutory tax rate in Japan for the fiscal years ended March 31, 2025, 2024 and 2023 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 2.4%, the effective inhabitant tax rate of 2.4% and the effective enterprise tax rate of 2.6%, all of which are payable by corporate entities on taxable profits under the tax laws in Japan. The statutory tax rate in Japan has been changed from the fiscal year beginning April 1, 2026 reflecting the changes in Japanese corporation tax rates as mentioned in Note 23 “Deferred Income Tax.”